Shareholder Report, Holdings (Details) - C000204809	Jul. 31, 2026
Veolia Environnement9422489
Holdings [Line Items]
Percent of Total Investments	5.30%
Xylem9422481
Holdings [Line Items]
Percent of Total Investments	4.30%
IDEX9422451
Holdings [Line Items]
Percent of Total Investments	4.30%
Veralto9422479
Holdings [Line Items]
Percent of Total Investments	3.70%
Ecolab9422434
Holdings [Line Items]
Percent of Total Investments	3.70%
Pentair9422467
Holdings [Line Items]
Percent of Total Investments	3.20%
Core & Main9422430
Holdings [Line Items]
Percent of Total Investments	3.10%
California Water Service Group9422428
Holdings [Line Items]
Percent of Total Investments	3.10%
American Water Works9422424
Holdings [Line Items]
Percent of Total Investments	3.10%
Ingersoll Rand9422453
Holdings [Line Items]
Percent of Total Investments	3.00%
France
Holdings [Line Items]
Percent of Net Asset Value	0.20%
China
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Austria
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Japan
Holdings [Line Items]
Percent of Net Asset Value	2.50%
South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	5.30%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.00%
United States
Holdings [Line Items]
Percent of Net Asset Value	65.10%